Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income (loss)	$ 24,022	$ (31,730)	$ (30,058)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for doubtful accounts	11,811	12,790	15,911
Depreciation, amortization and accretion	109,845	111,889	106,909
Equity-based compensation	4,041	5,856	2,853
(Gain) loss on disposal of assets and sale-leaseback transaction	(11,169)	1,346	682
Non-cash interest expense, net	2,877	3,257	3,468
Settlement of cash flow hedges	(1,064)	(1,371)	(1,602)
Change in fair value of warrant liability	(1)	(6,361)	(9,053)
Debt modification and extinguishment costs		4,192	6,689
Non-cash loss from change in fair value on cash flow hedges	1,538	1,362	1,621
Unrealized loss on foreign exchange transactions	1,223	1,404	982
Deferred income taxes	(64,652)	(2,612)	529
Changes in operating assets and liabilities:
Accounts receivable	1,262	(10,292)	(18,747)
EIP receivables	(24,797)	(14,687)	1,356
Inventory	26,909	(25,783)	(105)
Prepaid expenses and other current assets	(5,268)	2,400	3,782
Other assets	(4,529)	(4,339)	(3,432)
Accounts payable	(8,133)	3,857	(8,987)
Other current liabilities and accrued expenses	(19,468)	26,564	(5,512)
Customer deposits and unearned revenue	1,224	(3,140)	(2,273)
Net cash provided by operating activities	45,671	74,602	65,013
Investing activities:
Purchase of property and equipment	(85,212)	(82,924)	(92,352)
Proceeds from sale-leaseback transaction	70,586
Purchase of spectrum licenses and other additions to license costs	(30,693)	(714)	(3,279)
Maturities and sales of short-term investments	1,987	33,157	23,931
Purchase of short-term investments		(10,935)	(48,088)
Other, net	(2,934)	(119)	582
Net cash used in investing activities	(46,266)	(61,535)	(119,206)
Financing activities:
Proceeds from debt	214,471	343,723	514,485
Payments of debt, including sale-leaseback and EIP receivables financing obligations	(201,480)	(338,769)	(613,487)
Proceeds from sale-leaseback financing obligation	18,945
Proceeds from EIP receivables financing obligation	17,452
Dividends to shareholders and noncontrolling interest	(8,437)	(7,573)	(537)
Payments of financed license obligation	(6,390)	(6,233)	(10,393)
Debt issuance, modification and extinguishment costs	(447)	(6,892)	(9,151)
Proceeds from equity issuance, net of issuance costs			199,267
Purchase of shares from noncontrolling interest			(1,675)
Capital contributions from equity holders			1,400
Other, net	(1,362)	(150)
Net cash provided by (used in) financing activities	32,752	(15,894)	79,909
Net increase (decrease) in cash and cash equivalents	32,157	(2,827)	25,716
Cash and cash equivalents, beginning of period	43,942	47,093	21,154
Effect of exchange rate changes	630	(324)	223
Cash and cash equivalents, end of period	$ 76,729	$ 43,942	$ 47,093